Columbia High Yield Bond Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	12,338,000	7,294,844
Electric 0.7%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	10,619,936	9,557,914
Total Convertible Bonds (Cost $21,193,248)			16,852,758

Corporate Bonds & Notes 91.7%

Aerospace & Defense 2.3%
Bombardier, Inc.(a)
04/15/2027	7.875%	2,369,000	2,371,340
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	2,069,000	2,237,713
11/15/2030	9.750%	1,644,000	1,761,414
TransDigm, Inc.(a)
03/15/2026	6.250%	9,718,000	9,715,071
08/15/2028	6.750%	3,208,000	3,247,712
03/01/2029	6.375%	5,757,000	5,785,727
03/01/2032	6.625%	5,879,000	5,915,304
Total			31,034,281
Airlines 2.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	10,573,115	10,477,641
04/20/2029	5.750%	7,388,691	7,225,537
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,126,520	4,827,590
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	6,205,698	6,217,594
Total			28,748,362
Automotive 2.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,233,000	1,218,807
04/01/2027	6.500%	203,000	200,246
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,270,217
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,261,000	1,260,694
11/01/2024	4.063%	1,261,000	1,243,145
06/16/2025	5.125%	1,781,000	1,763,413
11/13/2025	3.375%	4,360,000	4,184,000
01/08/2026	4.389%	2,745,000	2,670,616
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/17/2027	4.125%	4,394,000	4,153,017
11/04/2027	7.350%	2,400,000	2,507,802
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	770,000	747,737
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,365,393
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,718,000	1,786,177
Total			28,371,264
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	1,021,000	1,016,084
Subordinated
11/20/2025	5.750%	1,799,000	1,789,282
Total			2,805,366
Brokerage/Asset Managers/Exchanges 2.1%
AG Issuer LLC(a)
03/01/2028	6.250%	117,000	113,474
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,036,000	5,185,374
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	2,978,000	3,243,115
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	2,250,000	2,085,921
Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	3,816,434
NFP Corp.(a)
08/15/2028	4.875%	4,122,000	4,110,765
08/15/2028	6.875%	2,820,000	2,869,565
10/01/2030	7.500%	3,974,000	4,182,056
10/01/2031	8.500%	1,579,000	1,743,942
Total			27,350,646
Building Materials 1.7%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,043,000	5,637,147
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,121,034
08/01/2030	6.500%	1,564,000	1,572,787
Interface, Inc.(a)
12/01/2028	5.500%	551,000	519,067
SRS Distribution, Inc.(a)
07/01/2028	4.625%	5,453,000	5,084,497
12/01/2029	6.000%	3,708,000	3,451,594

Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	2,330,000	2,415,012
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,687,000	1,648,873
Total			22,450,011
Cable and Satellite 5.3%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	6,200,000	5,595,650
03/01/2030	4.750%	11,138,000	9,476,398
08/15/2030	4.500%	4,484,000	3,719,500
02/01/2032	4.750%	4,106,000	3,314,734
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,430,000	1,920,151
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	850,000	635,686
CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,511,333
12/01/2030	4.625%	4,665,000	2,598,038
02/15/2031	3.375%	14,476,000	10,213,212
DISH Network Corp.(a)
11/15/2027	11.750%	1,860,000	1,940,382
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,118,872
07/15/2028	4.000%	2,140,000	1,929,359
07/01/2030	4.125%	5,217,000	4,503,417
Videotron Ltd.(a)
06/15/2029	3.625%	3,504,000	3,163,659
Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	6,340,441
VZ Secured Financing BV(a)
01/15/2032	5.000%	7,667,000	6,561,525
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	4,530,000	3,874,456
Ziggo BV(a)
01/15/2030	4.875%	776,000	691,555
Total			71,108,368
Chemicals 4.2%
Ashland LLC(a)
09/01/2031	3.375%	2,755,000	2,310,108
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	2,109,000	2,194,262
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,085,684
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,780,948
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,366,064
HB Fuller Co.
10/15/2028	4.250%	3,105,000	2,885,277
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,540,842
INEOS Finance PLC(a)
04/15/2029	7.500%	3,955,000	3,925,368
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	2,792,000	2,947,044
Ingevity Corp.(a)
11/01/2028	3.875%	4,387,000	3,870,658
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	3,244,000	2,709,958
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	2,030,390
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	4,186,000	3,750,460
11/15/2028	9.750%	5,221,000	5,551,851
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,540,037
WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,725,000	3,545,437
08/15/2029	5.625%	4,924,000	4,320,241
03/01/2031	7.375%	832,000	843,933
Total			56,198,562
Construction Machinery 1.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,696,000	9,645,426
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	1,989,248
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	711,246
03/15/2031	7.750%	824,000	865,756
Total			13,211,676
Consumer Cyclical Services 2.0%
APX Group, Inc.(a)
02/15/2027	6.750%	2,620,000	2,624,413
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,448,000	3,800,558
12/01/2028	6.125%	4,750,000	4,059,116
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	984,212
06/01/2028	4.625%	2,144,000	2,015,519
02/15/2029	5.625%	1,076,000	1,033,395
Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
08/15/2029	4.500%	12,548,000	11,816,094
Total			26,333,307
Consumer Products 1.3%
Acushnet Co.(a)
10/15/2028	7.375%	607,000	625,942
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	6,240,000	6,211,556
Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,080,225
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,380,199
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	2,575,000	2,182,510
02/01/2032	4.375%	840,000	703,393
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	3,461,000	3,365,027
07/15/2030	5.500%	1,211,000	1,186,819
03/15/2031	3.875%	1,005,000	954,619
Total			17,690,290
Diversified Manufacturing 2.2%
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,877,743
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,162,000	4,175,421
Madison IAQ LLC(a)
06/30/2028	4.125%	3,229,000	2,942,857
06/30/2029	5.875%	2,861,000	2,556,358
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,765,209
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	553,217
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,078,487
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,209,586
06/15/2028	7.250%	4,147,000	4,240,973
WESCO Distribution, Inc.(a),(c)
03/15/2029	6.375%	2,588,000	2,591,271
03/15/2032	6.625%	3,324,000	3,326,577
Total			29,317,699
Electric 4.3%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	3,719,000	3,481,056
02/15/2031	3.750%	12,301,000	10,375,363
01/15/2032	3.750%	5,451,000	4,559,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,473,000	1,268,836
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	745,000	697,213
09/15/2027	4.500%	3,457,000	3,229,786
01/15/2029	7.250%	2,078,000	2,113,546
NRG Energy, Inc.(a)
06/15/2029	5.250%	10,275,000	9,742,056
02/15/2031	3.625%	958,000	805,835
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,467,000	1,346,602
PG&E Corp.
07/01/2028	5.000%	1,245,000	1,189,628
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	5,584,000	5,302,760
01/15/2030	4.750%	4,435,000	4,020,583
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,129,483
02/15/2027	5.625%	2,638,000	2,572,951
07/31/2027	5.000%	1,538,000	1,474,887
10/15/2031	7.750%	4,330,000	4,480,453
Total			57,790,285
Environmental 1.2%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	513,000	510,207
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,431,199
08/01/2025	3.750%	2,894,000	2,811,577
12/15/2026	5.125%	1,282,000	1,254,214
01/15/2031	6.750%	1,897,000	1,940,868
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,108,000	6,968,164
Total			15,916,229
Finance Companies 2.5%
Navient Corp.
06/25/2025	6.750%	4,810,000	4,845,209
03/15/2031	11.500%	2,144,000	2,345,504
OneMain Finance Corp.
01/15/2029	9.000%	1,870,000	1,963,704
03/15/2030	7.875%	2,525,000	2,568,479
09/15/2030	4.000%	2,692,000	2,268,919
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,497,000	4,244,331
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,146,000	1,905,568
03/01/2031	3.875%	4,163,000	3,572,866
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	10,010,000	8,314,948

Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
11/15/2029	5.375%	294,000	272,863
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	862,000	806,117
Total			33,108,508
Food and Beverage 2.6%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	3,562,000	3,490,534
06/15/2030	6.000%	2,566,000	2,528,364
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	6,627,000	6,484,527
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,444,000	2,467,414
02/15/2032	6.250%	5,912,000	5,941,651
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,495,579
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,132,000	4,503,618
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,385,000	2,967,478
US Foods, Inc.(a)
09/15/2028	6.875%	1,612,000	1,641,476
01/15/2032	7.250%	1,499,000	1,548,172
Total			34,068,813
Gaming 2.8%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,821,048
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,285,642
02/15/2032	6.500%	5,034,000	5,072,368
Churchill Downs, Inc.(a)
05/01/2031	6.750%	1,529,000	1,529,949
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	8,191,000	8,403,397
International Game Technology PLC(a)
02/15/2025	6.500%	751,000	752,084
04/15/2026	4.125%	1,892,000	1,831,893
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	684,000	712,916
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	4,803,311
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,857,000	4,588,699
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,226,961
Total			37,028,268
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 6.0%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	939,782
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	582,617
04/15/2029	5.000%	2,739,000	2,588,983
Avantor Funding, Inc.(a)
11/01/2029	3.875%	7,225,000	6,476,918
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,570,000	2,689,108
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	1,355,000	1,336,267
04/01/2030	3.500%	4,085,000	3,943,263
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,005,636
03/15/2029	3.750%	1,397,000	1,264,681
03/15/2031	4.000%	1,596,000	1,407,268
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,405,000	1,285,224
04/15/2029	6.875%	3,434,000	2,209,407
05/15/2030	5.250%	7,800,000	6,226,566
02/15/2031	4.750%	922,000	701,817
01/15/2032	10.875%	1,433,000	1,461,153
DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,398,353
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,477,260
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,286,228
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,010,000	905,370
10/01/2029	5.250%	9,467,000	8,754,290
Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,649,038
Star Parent, Inc.(a)
10/01/2030	9.000%	4,260,000	4,492,996
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	228,000	227,491
04/15/2027	10.000%	1,756,000	1,780,213
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	2,988,837
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	885,088
Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	5,093,000	5,080,351
11/01/2027	5.125%	5,256,000	5,146,984
10/01/2028	6.125%	3,445,000	3,405,301
06/15/2030	6.125%	2,352,000	2,331,244
Total			79,927,734
Home Construction 0.3%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	1,757,297
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	1,843,000	1,768,273
04/01/2029	4.750%	513,000	482,018
Total			4,007,588
Independent Energy 3.9%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,829,510
Callon Petroleum Co.(a)
06/15/2030	7.500%	1,504,000	1,585,142
Civitas Resources, Inc.(a)
11/01/2030	8.625%	816,000	873,863
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,501,689
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	9,065,000	8,861,020
Comstock Resources, Inc.(a)
01/15/2030	5.875%	186,000	162,643
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,033,000	2,001,875
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	8,929,000	8,872,875
11/01/2033	8.375%	1,758,000	1,888,230
Matador Resources Co.
09/15/2026	5.875%	5,949,000	5,890,584
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,657,046
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,743,000	4,873,675
SM Energy Co.
07/15/2028	6.500%	2,757,000	2,761,437
Southwestern Energy Co.
02/01/2032	4.750%	7,831,000	7,111,172
Total			51,870,761
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 3.2%
Carnival Corp.(a)
03/01/2027	5.750%	3,055,000	3,017,935
08/15/2029	7.000%	2,506,000	2,600,893
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	5,903,000	6,439,057
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	4,476,000	4,461,630
Cinemark USA, Inc.(a)
03/15/2026	5.875%	4,053,000	4,004,015
07/15/2028	5.250%	1,746,000	1,634,079
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,559,616
NCL Corp., Ltd.(a)
02/15/2027	5.875%	2,178,000	2,152,004
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	669,000	661,625
07/15/2027	5.375%	1,048,000	1,029,071
01/15/2029	9.250%	700,000	752,978
01/15/2030	7.250%	8,218,000	8,543,384
Royal Caribbean Cruises Ltd.(a),(c)
03/15/2032	6.250%	1,162,000	1,165,073
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,470,000	1,479,205
Viking Cruises Ltd.(a)
07/15/2031	9.125%	2,818,000	3,054,806
Total			42,555,371
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	2,072,000	2,072,147
Media and Entertainment 3.9%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,557,664
09/15/2028	9.000%	2,460,000	2,565,567
06/01/2029	7.500%	1,861,000	1,548,223
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	6,446,000	6,028,611
iHeartCommunications, Inc.
05/01/2026	6.375%	1,978,788	1,654,343
05/01/2027	8.375%	995,000	591,489
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	8,416,000	6,238,277

Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,695,000	2,595,263
01/15/2029	4.250%	1,468,000	1,318,459
03/15/2030	4.625%	4,828,000	4,303,715
02/15/2031	7.375%	3,287,000	3,429,850
Playtika Holding Corp.(a)
03/15/2029	4.250%	6,648,000	5,675,636
Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,368,967
Univision Communications, Inc.(a)
08/15/2028	8.000%	3,784,000	3,803,427
06/30/2030	7.375%	3,676,000	3,550,336
Total			51,229,827
Metals and Mining 3.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,058,284
10/01/2031	5.125%	4,832,000	4,421,437
Constellium SE(a)
04/15/2029	3.750%	11,132,000	9,907,993
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,329,265
04/01/2029	6.125%	13,088,000	12,842,490
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	3,181,000	2,721,991
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,606,040
01/30/2030	4.750%	2,560,000	2,343,679
08/15/2031	3.875%	1,421,000	1,203,179
Total			42,434,358
Midstream 4.6%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	2,160,000	2,152,427
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,589,000	3,145,442
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	4,007,432
Delek Logistics Partners LP/Finance Corp.(a),(c)
03/15/2029	8.625%	3,603,000	3,607,791
DT Midstream, Inc.(a)
04/15/2032	4.300%	712,000	638,794
EQM Midstream Partners LP(a)
07/01/2027	6.500%	2,315,000	2,337,803
04/01/2029	6.375%	1,471,000	1,475,528
EQM Midstream Partners LP
07/15/2028	5.500%	1,330,000	1,303,984
07/15/2048	6.500%	2,087,000	2,118,305
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,312,555
06/01/2026	6.000%	2,535,000	2,511,740
04/28/2027	5.625%	6,524,000	6,447,602
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	5,447,191
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,898,000	4,395,884
08/15/2031	4.125%	8,843,000	7,762,937
11/01/2033	3.875%	9,277,000	7,783,958
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,612,254
02/01/2032	9.875%	1,629,000	1,714,835
Total			60,776,462
Oil Field Services 1.1%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	1,133,000	1,155,821
Nabors Industries Ltd.(a)
01/15/2028	7.500%	2,318,000	2,132,459
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,627,000	2,616,641
01/31/2030	9.125%	1,151,000	1,179,427
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,269,000	2,311,057
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	4,505,000	4,633,280
Total			14,028,685
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,380,000	1,295,977
Other REIT 1.4%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	2,245,000	1,969,199
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,525,926
02/01/2027	4.250%	6,089,000	5,616,687
06/15/2029	4.750%	2,706,000	2,425,947
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	1,957,000	1,907,715
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	1,286,000	1,184,887
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	833,285
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,794,587
Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(a)
11/15/2031	8.625%	1,508,000	1,594,820
Total			18,853,053
Packaging 1.7%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	2,901,000	2,846,889
09/01/2029	4.000%	8,774,000	7,127,655
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,257,122
08/15/2026	4.125%	2,762,000	2,553,330
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,661,000	4,043,640
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,355,149
Total			22,183,785
Pharmaceuticals 1.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	234,433
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	1,780,000	1,653,977
06/01/2028	4.875%	4,466,000	2,538,810
09/30/2028	11.000%	428,000	288,324
10/15/2030	14.000%	85,000	49,283
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	5,177,000	4,289,873
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,832,525
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,933,000	1,767,176
04/30/2031	5.125%	6,457,000	5,527,524
Total			18,181,925
Property & Casualty 3.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,588,000	2,396,114
10/15/2027	6.750%	6,770,000	6,575,442
04/15/2028	6.750%	5,546,000	5,509,363
11/01/2029	5.875%	880,000	805,777
01/15/2031	7.000%	4,486,000	4,468,945
AmWINS Group, Inc.(a)
02/15/2029	6.375%	2,661,000	2,662,214
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,223,000	2,046,726
02/15/2032	7.500%	1,996,000	1,962,047
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,310,000	4,000,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,240,147
HUB International Ltd.(a)
01/31/2032	7.375%	3,356,000	3,369,915
HUB International, Ltd.(a)
06/15/2030	7.250%	12,085,000	12,341,024
MGIC Investment Corp.
08/15/2028	5.250%	460,000	444,504
Radian Group, Inc.
03/15/2025	6.625%	179,000	179,285
03/15/2027	4.875%	1,061,000	1,030,370
Radian Group, Inc.(c)
05/15/2029	6.200%	947,000	949,347
USI, Inc.(a)
01/15/2032	7.500%	1,459,000	1,455,363
Total			51,437,085
Refining 0.4%
HF Sinclair Corp.(a)
04/15/2027	6.375%	1,769,000	1,771,421
02/01/2028	5.000%	4,181,000	4,024,490
Total			5,795,911
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,258,411
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,120,000	1,016,860
01/15/2030	6.750%	786,000	693,977
IRB Holding Corp.(a)
06/15/2025	7.000%	2,830,000	2,832,877
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,410,143
Total			10,212,268
Retailers 1.9%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	991,583
02/15/2032	5.000%	1,087,000	967,274
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,142,498
Hanesbrands, Inc.(a)
05/15/2026	4.875%	2,040,000	1,969,689
02/15/2031	9.000%	1,419,000	1,422,485
L Brands, Inc.(a)
07/01/2025	9.375%	745,000	778,750
10/01/2030	6.625%	3,925,000	3,949,467

Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	735,000	756,926
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	2,139,000	1,922,381
08/01/2031	8.250%	586,000	599,953
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,476,461
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	4,737,000	4,436,893
02/15/2029	7.750%	1,222,000	1,207,327
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,138,000	3,316,686
Total			25,938,373
Supermarkets 0.1%
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	780,351
Technology 9.7%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	7,212,000	6,785,669
Block, Inc.
06/01/2031	3.500%	1,590,000	1,356,990
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	897,880
03/01/2026	9.125%	546,000	547,651
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,062,228
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	556,000	572,747
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,497,000	1,506,869
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,769,916
07/01/2029	4.875%	5,282,000	4,788,646
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	5,696,000	5,317,640
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,445,000	1,177,694
03/15/2027	5.000%	2,085,000	742,592
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	6,191,000	5,467,981
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,325,551
06/15/2030	5.950%	4,088,000	4,008,813
GoTo Group, Inc.(a)
05/01/2028	5.500%	1,393,883	1,199,410
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	6,129,000	6,391,579
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,126,660
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,779,718
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	4,281,000	3,872,776
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	2,915,000	2,604,610
Iron Mountain, Inc.(a)
09/15/2027	4.875%	3,207,000	3,076,317
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	5,949,561
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,509,000	4,789,568
NCR Corp.(a)
04/15/2029	5.125%	8,158,000	7,547,154
10/01/2030	5.250%	232,000	209,747
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	5,381,000	5,062,661
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	6,667,405
Seagate HDD Cayman(a)
12/15/2029	8.250%	1,495,000	1,599,316
07/15/2031	8.500%	1,661,000	1,793,657
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	6,119,893
Synaptics, Inc.(a)
06/15/2029	4.000%	3,175,000	2,844,231
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,439,424
UKG, Inc.(a)
02/01/2031	6.875%	5,248,000	5,302,763
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,496,585
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,388,886
Total			128,590,788
Wireless 2.4%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	2,344,461
Altice France SA(a)
07/15/2029	5.125%	10,389,000	7,846,451
10/15/2029	5.500%	1,785,000	1,352,034
Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
02/01/2029	3.125%	3,800,000	3,364,429
Sprint Capital Corp.
11/15/2028	6.875%	6,471,000	6,897,023
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,702,376
07/15/2031	4.750%	6,483,000	5,604,748
Total			32,111,522
Wirelines 1.5%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	3,113,493
03/15/2031	8.625%	3,742,000	3,790,110
Iliad Holding SAS(a)
10/15/2026	6.500%	9,821,000	9,712,426
10/15/2028	7.000%	3,961,000	3,922,535
Total			20,538,564
Total Corporate Bonds & Notes (Cost $1,267,766,905)			1,217,354,470

Foreign Government Obligations(d) 1.1%

Canada 1.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,147,000	2,101,755
11/15/2028	8.500%	5,119,000	5,411,561
02/15/2030	9.000%	6,684,000	6,707,643
Total			14,220,959
Total Foreign Government Obligations (Cost $14,103,839)			14,220,959

Senior Loans 2.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	5,770,337	5,684,591
Media and Entertainment 1.2%
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.326%	15,599,404	15,589,732
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
PetSmart LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.176%	1,298,342	1,292,395
Technology 1.0%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/24/2031	8.821%	1,734,692	1,740,833
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	4,055,327	3,982,087
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.176%	1,886,000	1,810,560
DCert Buyer, Inc.(e),(f)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.326%	340,666	309,519
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	2,838,594	2,839,928
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	2,403,827	2,424,861
Total			13,107,788
Total Senior Loans (Cost $35,222,430)			35,674,506

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(g),(h)	28,084,241	28,078,625
Total Money Market Funds (Cost $28,083,268)		28,078,625
Total Investments in Securities (Cost: $1,366,369,690)		1,312,181,318
Other Assets & Liabilities, Net		15,445,596
Net Assets		1,327,626,914

Columbia High Yield Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $1,105,849,747, which represents 83.30% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
The stated interest rate represents the weighted average interest rate at February 29, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(g)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	25,211,227	238,365,929	(235,505,473)	6,942	28,078,625	5,481	1,631,486	28,084,241
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT160_05_P01_(04/24)